Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) (File Nos. 333-191476 and 811-22894) on behalf of the AXS Alternative Growth Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 28, 2020, with an effective date of November 1, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/Amy Centurioni

Amy Centurioni

Investment Managers Series Trust II